Property and Equipment, Net - Summary of Property and Equipment for Fixed Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Total	$ 15,186	$ 14,137	$ 13,378
Less: accumulated depreciation	(10,460)	(9,912)	(9,330)
Property and Equipment, net of capital leased assets	4,726	4,225	4,048
Computer Equipment
Property Plant And Equipment [Line Items]
Total	1,260	1,276	1,427
Survey Equipment
Property Plant And Equipment [Line Items]
Total	4,444	4,444	4,444
Vehicles
Property Plant And Equipment [Line Items]
Total	460	463	473
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total	1,661	1,638	1,628
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total	6,727	5,887	4,635
Software
Property Plant And Equipment [Line Items]
Total	283	283	283
Fixed Assets Pending Lease Financing
Property Plant And Equipment [Line Items]
Total	$ 351	146
Fixed Asset Inventory [Member]
Property Plant And Equipment [Line Items]
Total		$ 146	$ 488